Capital Structure	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Capital Structure	Capital Structure
The following table provides a summary of the Company’s authorized and issued share capital as at December 31, 2023 and 2022:

	As at December 31, 2023		At December 31, 2022
	Number	$ in Thousands	Number	$ in Thousands
Authorized share capital:
Ordinary Shares $0.01 per share (2022 — $0.01 per share)	70,000,000	700	70,000,000	700
Preference Shares 0.15144558¢ per share	30,000,000	45	30,000,000	45
Total authorized share capital		745		745

Issued share capital:
Issued ordinary shares $0.01 per share (2022 — $0.01 per share)	60,395,839	604	60,395,839	604
Issued 5.950% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	11,000,000	17	11,000,000	17
Issued 5.625% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	10,000,000	15	10,000,000	15
Issued 5.625% preference shares of 0.15144558¢ represented by depositary shares, each with a liquidation preference of $25 per share (1)	10,000	—	10,000	—
Total issued share capital		636		636
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(1)Each depositary share represents a 1/1000th interest in a share of the 5.625% preference shares.
(a)Ordinary Shares
Issued Ordinary Shares. The Company’s issued ordinary shares of par value $0.01 at both December 31, 2023 and 2022 was 60,395,839. The Company did not acquire any ordinary shares for the twelve months ended December 31, 2023.
(b)Preference Shares
Preference Shares Issuance. On May 2, 2013, the Company issued 11,000,000 5.950% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares, with a liquidation preference of $25 per share (the “AHL PRC Shares”). Net proceeds were $270.6 million, consisting of $275.0 million of total liquidation preference less $4.4 million of issuance expenses. The first floating rate-period commenced July 1, 2023, with an associated floating rate of 9.59343% with such floating rate expected to remain in place for future dividend periods, as a function of the floating rate determination mechanics set forth in the governing instrument. The AHL PRC Shares are listed on the NYSE under symbol “AHLPRC”.
On September 20, 2016, the Company issued 10,000,000 shares of 5.625% Perpetual Non-Cumulative Preference Shares (the “AHL PRD Shares”). The 2016 Preference Shares have a liquidation preference of $25 per share. Net proceeds were $241.3 million, consisting of $250.0 million of total liquidation preference less $8.7 million of issuance expenses. The AHL PRD Shares are listed on the NYSE under the symbol “AHL PRD”.
On August 13, 2019, the Company issued 10,000,000 depositary shares, each of which represents 1/1000th interest in a share of the newly designated 5.625% Perpetual Non-Cumulative Preference Shares. The depositary shares have a liquidation preference of $25 per share. Net proceeds were $241.6 million, comprising $250.0 million of total liquidation preference less $8.4 million of issuance expenses. The depositary shares are listed on the NYSE under the symbol “AHL PRE”.
Capital Structure
The following table provides a summary of the Company’s authorized and issued share capital as at September 30, 2024 and December 31, 2023:

	As at September 30, 2024		As at December 31, 2023
	Number	$ in Thousands	Number	$ in Thousands
Authorized share capital:
Ordinary Shares $0.01 per share (2023 — $0.01 per share)	750,000,000	7,500	70,000,000	700
Preference Shares 0.15144558¢ per share	150,000,000	227	30,000,000	45
Total authorized share capital		7,727		745

Issued share capital:
Issued ordinary shares $0.01 per share (2023— $0.01 per share)	60,395,839	604	60,395,839	604
Issued 5.950% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	11,000,000	17	11,000,000	17
Issued 5.625% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	10,000,000	15	10,000,000	15
Issued 5.625% preference shares of 0.15144558¢ represented by depositary shares, each with a liquidation preference of $25 per share (1)	10,000	—	10,000	—
Total issued share capital		636		636
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(1)Each depositary share represents a 1/1000th interest in a share of the 5.625% preference shares.
(a)Ordinary Shares
The Company’s issued ordinary shares of par value $0.01 at both September 30, 2024 and December 31, 2023 was 60,395,839. The Company did not issue any ordinary shares for the three and nine months ended September 30, 2024.
(b)Preference Shares
On May 2, 2013, the Company issued 11,000,000 5.95% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares, with a liquidation preference of $25 per share (the “AHL PRC Shares”). Net proceeds were $270.6 million, consisting of $275.0 million of total liquidation preference less $4.4 million of issuance expenses.
The first floating rate period commenced July 1, 2023, with an associated floating rate of 9.59343%, with such floating rate expected to remain in place for future dividend periods, as a function of the floating rate determination mechanics set forth in the governing instrument. The AHL PRC Shares are listed on the NYSE under the symbol “AHL PRC”.
On September 20, 2016, the Company issued 10,000,000 shares of 5.625% Perpetual Non-Cumulative Preference Shares (the “AHL PRD Shares”). The AHL PRD Shares have a liquidation preference of $25 per share. Net proceeds were $241.3 million, consisting of $250.0 million of total liquidation preference less $8.7 million of issuance expenses. The AHL PRD Shares are listed on the NYSE under the symbol “AHL PRD”.
On August 13, 2019, the Company issued 10,000,000 depositary shares, each of which represents a 1/1000th interest in a share of the newly designated 5.625% Perpetual Non-Cumulative Preference Shares. The depositary shares have a liquidation preference of $25 per share. Net proceeds were $241.6 million, comprising $250.0 million of total liquidation preference less $8.4 million of issuance expenses. The depositary shares are listed on the NYSE under the symbol “AHL PRE”.